FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Sensitivity analysis for types of market risk
The following table demonstrates the sensitivity of the Group’s profit before income taxes and pre-tax equity as a result of changes in the value of outstanding debt instruments due to reasonable movements in the US dollar against the euro, with all other variables held constant. Movements in foreign currencies related to the Group’s other financial instruments do not have a material impact on profit before income taxes or pre-tax equity.

	Change in currency rate	€ Strengthens Against US$	€ Weakens Against US$
Effect on profit before tax and pre-tax equity	%	€ million	€ million
Year ended 31 December 2017	10	81	(89)
Year ended 31 December 2016	10	92	(101)
Year ended 31 December 2015	10	127	(139)

Disclosure of maturity analysis for non-derivative financial liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2017
Trade accounts payable	2,282	2,282	—	—	—
Amounts payable to related parties	178	178	—	—	—
Borrowings	5,792	274	1,320	1,722	2,476
Derivatives	94	1	93	—	—
Total financial liabilities	8,346	2,735	1,413	1,722	2,476

31 December 2016
Trade accounts payable	2,418	2,418	—	—	—
Amounts payable to related parties	162	162	—	—	—
Borrowings	6,370	850	750	1,620	3,150
Derivatives	9	8	1	—	—
Total financial liabilities	8,959	3,438	751	1,620	3,150

Disclosure of maturity analysis for derivative financial liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2017
Trade accounts payable	2,282	2,282	—	—	—
Amounts payable to related parties	178	178	—	—	—
Borrowings	5,792	274	1,320	1,722	2,476
Derivatives	94	1	93	—	—
Total financial liabilities	8,346	2,735	1,413	1,722	2,476

31 December 2016
Trade accounts payable	2,418	2,418	—	—	—
Amounts payable to related parties	162	162	—	—	—
Borrowings	6,370	850	750	1,620	3,150
Derivatives	9	8	1	—	—
Total financial liabilities	8,959	3,438	751	1,620	3,150